DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
DEPOSIT [Abstract]
Schedule of short-term deposits
Short-term deposits:

	December 31,
	2021	2020

Bonds deposit and other (1)	$444	$2,045
Restricted account (2)	65	187
SWAP (3)	-	332

	$509	$2,564

(1)	Bonds deposit of one payment of principal and interest reserves. See Note 10.

(2)	Restricted amount related to the hedging transaction, see details (3) below.

(3)
Hedging of cross currency interest rate swap transaction for the total amount of approximately NIS 34,200,000 at fixed interest rate of 6.7% in exchange for approximately $ 8,700 at fixed interest rate of 7.95% with semi-annually payments commencing on June 2016 through December 2021. As of December 31, 2020, the hedged amount was $ 1,455. As of December 31, 2021, the Company had no hedging instruments.

Schedule of long-term deposits	Long-term deposits:
	December 31,
	2021	2020

Rent deposit	$99	$98

	$99	$98